Transactions with Affiliates (Details Textual) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2012 Hartford Life Insurance K.K. (HLIKK)	Dec. 31, 2011 Hartford Life Insurance K.K. (HLIKK)	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Accumulation Benefit [Member]	Dec. 31, 2008 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2008 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] White River Life Reinsurance (WRR) [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] White River Life Reinsurance (WRR) [Member]	Dec. 31, 2012 Net Income Impact [Member]	Dec. 31, 2011 Net Income Impact [Member]
Related Party Transaction [Line Items]
Assumed reinsurance liability						$ 53,000,000	$ 54,000,000		$ 2,100,000,000	$ 2,600,000,000	$ 4,000,000	$ 5,000,000						$ 22,000,000	$ 50,000,000
Earned premiums						28,000,000	12,000,000	18,000,000
Payout annuity					2,200,000,000
Payout annuity period					12 years
Reinsurance agreements assumed, percent	0.00%		0.00%	2.00%											100.00%	100.00%	100.00%			100.00%	100.00%
Reinsurance assumed risk	5,061,000,000	[1],[2]									42,000,000	80,000,000						2,700,000,000	5,000,000,000
Derivative fair value reported as labilities													0	37,000,000								1,800,000,000	3,200,000,000
Reinsurance (payables)/recoverables																								1,300,000,000	(2,900,000,000)
Deposit liabilities																								527,000,000	0
Reinsurance recoverables	$ 2,893,000,000		$ 5,006,000,000																							$ 900,000,000	$ 2,600,000,000

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.